CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 26	$ 78,102	$ (16,855)	$ 61,273
Beginning balance, shares at Dec. 31, 2022	25,594,125
Net investment income			369	369
Net realized losses			1	1
Net change in unrealized appreciation			32	32
Net decrease in net assets resulting from operations			402	402
Distributions from earnings			(428)	(428)
Distributions representing a return of capital		(16,976)		(16,976)
Net decrease in net assets resulting from shareholder distributions		(16,976)	(428)	(17,404)
Net decrease for the period		(16,976)	(26)	(17,002)
Ending balance, value at Mar. 31, 2023	$ 26	61,126	(16,881)	44,271
Ending balance, shares at Mar. 31, 2023	25,594,125
Net investment income			271	271
Net realized losses			(409)	(409)
Net change in unrealized depreciation			(103)	(103)
Net decrease in net assets resulting from operations			(241)	(241)
Distributions from earnings			(309)	(309)
Distributions representing a return of capital		(9,675)		(9,675)
Net decrease in net assets resulting from shareholder distributions		(9,675)	(309)	(9,984)
Net decrease for the period		(9,675)	(550)	(10,225)
Ending balance, value at Jun. 30, 2023	$ 26	51,451	(17,431)	34,046
Ending balance, shares at Jun. 30, 2023	25,594,125
Beginning balance, value at Dec. 31, 2023	$ 26	44,824	(17,073)	27,777
Beginning balance, shares at Dec. 31, 2023	25,594,125
Net investment income			176	176
Net realized losses			67	67
Net change in unrealized appreciation			405	405
Net decrease in net assets resulting from operations			648	648
Net decrease for the period			648	648
Ending balance, value at Mar. 31, 2024	$ 26	44,824	(16,425)	28,425
Ending balance, shares at Mar. 31, 2024	25,594,125
Net investment income			3	3
Net realized losses			(3,423)	(3,423)
Net change in unrealized appreciation			2,783	2,783
Net decrease in net assets resulting from operations			(637)	(637)
Distributions from earnings			(179)	(179)
Distributions representing a return of capital		(14,922)		(14,922)
Net decrease in net assets resulting from shareholder distributions		(14,922)	(179)	(15,101)
Net decrease for the period		(14,922)	(816)	(15,738)
Ending balance, value at Jun. 30, 2024	$ 26	$ 29,902	$ (17,241)	$ 12,687
Ending balance, shares at Jun. 30, 2024	25,594,125